Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Retirement Plans [Abstract]
Contributions under all defined contribution plans		$ 23.2	$ 21.1	$ 22.2
Deferred compensation liability classified as other liabilities	205	205	190
Accrued liabilities	14.5	14.5	33.8
Lump sum settlement payment made to terminate defined benefit pension plan in Sweden	31.2
Pension settlement charge	$ 12.6